KALA INVESTMENT CORP.
                        REPORT TO STOCKHOLDERS
                         FINANCIAL STATEMENTS
                            APRIL 30, 1998






                              CONTENTS
                                                                  PAGE


ACCOUNTANT'S REVIEW REPORT				                                     1

STATEMENTS OF ASSETS, LIABILITIES AND
CAPITAL SECURITIES								                                         2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
INCOME (LOSS)           						                                     3

STATEMENTS OF CHANGES IN NET ASSETS				                            4

STATEMENTS OF CASH FLOWS						                                     5

NOTES TO FINANCIAL STATEMENTS					                                6-15






                               Stuart M. Fried
                         Certified Public Accountant
                              11 Twin Brook Road
                          West Caldwell, N.J.  07006
                                (973) 226 4006



To the Board of Directors and
Stockholders of Kala Investment Corp.
New York, New York


We have reviewed the accompanying statements of assets, liabilities and capital securities of Kala Investment Corp. as of April 30, 1998 and the related statements of operations, undistributed net income (loss), statements of changes in net assets and cash flows for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information included in these financial statements is the representation of the management of Kala Investment Corp.

A review consists principally of inquiries of Company personnel and analytical procedures applied to financial data. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the interim financial statements referred to above in order for them to be in conformity with generally accepted accounting principles.

The financial statements for the year ended October 31, 1997 were audited by us, and we expressed an unqualified opinion on them in our report dated December 10, 1997, but we have not performed any auditing procedures since that date.




                                                      STUART M. FRIED, CPA
W. Caldwell, New Jersey
June 15, 1998





                                                         STUART M. FRIED, CPA



                             KALA INVESTMENT CORP.
                       STATEMENTS OF ASSETS, LIABILITIES
                            AND CAPITAL SECURITIES



                           									ASSETS

                                                SIX MONTHS      YEAR ENDED
	  						                             								 ENDED 4/30/98    OCTOBER 31,
                             																   (Unaudited)         1997

INVESTMENT IN SECURITIES, at
 market value (amortized cost
 $7,201,261 and $7,293,716)	  					            $ 7,209,062 		   $ 7,340,069
Investment in HSBC NY tax free fund                290,244          226,551
Cash and cash equivalents	    					       	          6,589            6,230
Interest receivable	      								                 153,849 			      163,314
Prepaid expense	         									                   1,779 	          3,905
Tax refund receivable                               23,000                0
															                                -----------      -----------
		                                													$ 7,684,523 		   $ 7,740,069
                                               ===========      ===========


                						LIABILITIES AND CAPITAL SECURITIES

LIABILITIES
   Dividends payable								                   $         0 		   $    81,974
   Accrued expenses	         								                5,801 	         10,636
                                               -----------      -----------
                              	         												 5,801 		        92,610
                                               -----------      -----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
   Class A common 200 shares
    authorized and issued -
    no par
   Class B common 40,000 shares
    Authorized, 26,622 -
    no par 	       										                      	34,627			        34,627

Retained earnings	   										                  7,566,479 			    7,564,749

Undistributed net income	                  						   69,815            1,730
Unrealized (depreciation) appreciation
of investments	                  								            7,801           46,353
                                               -----------      -----------
Total Stockholders' Equity
(equivalent to $286.28 per
share at 4/30/98 and 285.12
per share at 10/30/97          							          	7,678,722 		     7,647,459
                                               -----------      -----------

														                                 $ 7,684,523      $ 7,740,069
                                               ===========      ===========


See accountants' review report and notes to financial statements.

                                                        STUART M. FRIED, CPA



                         KALA INVESTMENT CORP.
                       STATEMENTS OF OPERATIONS
                    UNDISTRIBUTED NET INCOME (LOSS)



                                                 SIX MONTHS      YEAR ENDED
                                                ENDED 4/30/98   	OCTOBER 31,
                              											 			    (UNAUDITED)        1997

INVESTMENT INCOME:

 INCOME:
Interest income										                  			 $174,103         $352,080

 EXPENSES:
Custodial fees (note 4)	              									   3,197            6,750
Audit fees	      												                     1,000            2,500
Legal fees	      												                     3,176           16,002
Taxes other than income taxes	    							       (22,900)          12,010
Office expense	      											                  4,049            6,835
Printing and stationery	                            742              623
Filing and director's fees	         								        125              850
Insurance	                         												   1,978            3,998
														                            	   ---------        ---------
 														                        								  (8,633)          49,568
                                              ---------        ---------

INVESTMENT INCOME	  	                										 182,736          302,512

Net realized gain (loss) from
 investment transactions	                        (8,031)          (1,053)
                                              ---------        ---------

NET INVESTMENT INCOME BEFORE
 FEDERAL INCOME TAX	  											               174,705          301,459
Less: Federal income taxes	         							       	  16              229
                                              ---------        ---------

NET INVESTMENT INCOME	                   						 174,689          301,230

Less: Dividends paid	  	              									 104,874          299,500
                                              ---------        ---------

UNDISTRIBUTED NET INCOME	          								   $  69,815        $   1,730
                                              =========        =========
UNREALIZED APPRECIATION OF INVESTMENTS            7,801           46,353
                                              =========        =========


See accountants' review report and notes to fianancial statements.

                                                        STUART M. FRIED, CPA

                         KALA INVESTMENT CORP.
                  STATEMENTS OF CHANGES IN NET ASSETS






                                               SIX MONTHS      YEAR ENDED
                                              ENDED 4/30/98    OCTOBER 31,
                                               (Unaudited)        1997

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Investment income - net										             $  182,720      $  302,283
Net realized gain (loss) on investments	       			(8,031)         (1,053)
Change in unrealized appreciation           		   (38,552)         26,558
                                              ----------      ----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	     									                   136,137         327,788

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME	                           104,874         299,500
                                              ----------      ----------

TOTAL INCREASE (DECREASE)	                        31,263          28,288

NET ASSETS BEGINNING OF PERIOD	  						      	 7,647,459       7,619,171
                                              ----------      ----------

NET ASSETS END OF PERIOD (including
undistributed net income of $69,815
and $1,730 respectively)	         		          $7,678,722      $7,647,459
                                												  ==========      ==========


DIVIDENDS PER SHARE					                   							$ 3.91         $ 11.17
                               													  ==========      ==========














See accountants' review report and notes to financial statements.

                                                       STUART M. FRIED, CPA



                            KALA INVESTMENT CORP.
                          STATEMENTS OF CASH FLOWS


                                               SIX MONTHS      YEAR ENDED
                               														 ENDED 4/30/98    OCTOBER 31,
                                													  (Unaudited)        1997


CASH FLOWS FROM OPERATING ACTIVITIES:
 Net income 						                      								$174,689       $301,230
 Adjustments to reconcile net income
 to net cash provided by operating  activities:
 Realized (gain) loss from investment
  transactions included in net income	    					   8,031           1,053
 	 Changes in assets and liabilities:
(Increase) Decrease in securities
 at fair market value	  									               131,007         195,226
(Increase) Decrease in NationsBank tax
    exempt fund	   	                         		       0          18,266
(Increase) Decrease in HSBC NY tax free fund    (63,693)       (226,551)
(Increase) Decrease in interest receivable 				   9,465           3,726
(Increase) Decrease in prepaid expenses 	  				   2,126              (8)
Increase (Decrease) in accrued expenses	  					  (4,835)          4,346
                                               --------         -------

NET CASH PROVIDED BY OPERATING ACTIVITIES	  			 233,790         297,288
                                               --------        --------

CASH FLOWS FROM INVESTING ACTIVITIES:
Increase (Decrease) in unrealized
 of investments             	    											    (38,552)         26,555
Realized gain (loss) from investment
 transactions	                                   (8,031)         (1,053)
                                               --------        --------
NET CASH USED BY
 INVESTING ACTIVITIES	   					             					(46,583)         25,502
                                               --------        --------
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	                  											   (186,848)       (319,644)
                                               --------        --------
NET INCREASE (DECREASE) IN CASH
 AND CASH EQUIVALENTS 	      								          	    359           3,146

CASH AND CASH EQUIVALENTS -
 BEGINNING OF PERIOD      	      		       						  6,230           3,084

CASH AND CASH EQUIVALENTS - END OF PERIOD				  $  6,589        $  6,230
		                            													    ========        ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW
INFORMATION

Cash paid during the period for:
 Income taxes												                      $    300        $      0


See accountants' review report and notes to financial statements.

                                                      STUART M. FRIED, CPA



                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                APRIL 30, 1998




1. SIGNIFICANT ACCOUNTING POLICIES

Pursuant to the agreement and plan of merger dated October 31, 1991, M-L Investment Corp., a Delaware corporation, was reincorporated in Maryland as Kala Investment Corp. Kala Investment Corp. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax dividends as tax exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

On July 26, 1990, the shareholders of the Company approved a change in the investment objectives of the Company to include investments in U.S.
Government Securities, which would be taxable for federal income tax purposes.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

(a)	Investments are valued by the Custodian.  These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

(b)	It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.


(c)	Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

(d)	Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

(e) Interest receivable on investment in securities is computed daily.




See accountants' review report.

                                                        STUART M. FRIED, CPA



                              KALA INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1998



(f) Unrealized appreciation (depreciation) of investments is stated as the difference between amortized cost and fair market value at:

                                 												   	  APRIL 30, 1998:

	Unrealized appreciation of bonds totalled          $  59,807
	Unrealized depreciation of bonds totalled            (52,006)
                                                    ---------
	Net unrealized depreciation of investments	        $   7,801
                                                    ---------

2. PURCHASES, SALES AND REDEMPTIONS OF SECURITIES

Securities purchased by the Company amounted to $1,780,195 (which included purchases of HSBC NY tax exempt fund of $851,633) for the six months ended April 30, 1998) and $3,147,497 (which included purchases of HSBC NY tax exempt fund of $346,681 and purchases of NationsBank tax exempt fund of $1,228,946) for the year ended October 31, 1997. Sales of securities amounted to $1,745,324 (which included sales of HSBC NY tax exempt fund of $788,793) and $3,047,820 (which included sales of HSBC NY tax exempt fund of $120,130 and sales of NationsBank tax exempt fund of $1,247,212) for the year ended October 31, 1997.









See accountants' review report.

                                                      STUART M. FRIED, CPA


                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                APRIL 30, 1998


3. DISTRIBUTIONS

The Company distributed income of $104,874 ($3.91 per share) as of April 30, 1998 and $299,500 ($11.17 per share) for the year ended October 31, 1997 in the form of dividends.

4. CUSTODIAL FEES

On August 15, 1998 the custodial agreement was transferred to Marine Midland Bank. Marine Midland Bank (the Custodian) will charge a custodial fee of:

        .25% on the first $500,000 face value of bonds per $1,000
        .125% on the next $1,000,000 face value of bonds per $1,000 .625% on amounts over $1,500,000 face value of bonds per $1,000

The minimum charge is $1,000. Additional charges will include $20 for each security transaction.

During the six months ended April 30, 1998, the Company was charged an aggregate of $3,197 and $6,750 for the year ended October 31, 1997.


5. REMUNERATION

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

Independent outside directors were paid an aggregate of $0 for the six months ended April 30, 1998 and d $600 for the year ended October 31, 1997.

6. CONTINGENCIES

In January 1998 the Securities and Exchange Commission (SEC) conducted a routine examination of the Company's books and records. This examination found several possible violations of the Investment Company Act of 1940 (the
Act). Among these were improper payment of the State of Florida Intangilble Tax and; improper diversification of the Company's investments. The Comapany agrees with the finding regarding the intangibles tax and refund applications are pending. The Company believes that the finding regarding diversification is not correct. The Company contends that the SEC's conclusion in this matter is in error, in that the base for diversification computations was incorrectly calculated.

7. CAPITAL PER SHARE AND RELATED INFORMATION

Selected data for a share of capital stock outstanding throughout each year:






See accountants' review report.

                                                      STUART M. FRIED, CPA


                            KALA INVESTMENT CORP.
                        NOTES TO FINANCIAL STATEMENTS
                               APRIL 30 1998



                                               SIX MONTHS      YEAR ENDED
                                														ENDED 4/30/98    OCTOBER 31,
                			        														      (Unaudited)        1997

Investment income										                   $     6.49     $    13.12
Operating expenses	                      								   (.32)          1.84
                                              ----------     ----------

INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX	        										                      6.81          11.28

FEDERAL INCOME TAX	                       							      0	             0
                                              ----------     ----------

INVESTMENT INCOME - NET	        	          						   6.81          11.28

Dividends to shareholders	        		         				   3.91          11.17
                                              ----------     ----------

                                												        2.90            .11
Realized and unrealized gain
(loss) on investments - net	                       (1.74)           .95
                                              ----------     ----------

CHANGE IN NET VALUE	                                1.16           1.06

NET ASSET VALUE:
  Beginning of period	                            285.12         284.06
                                              ----------     ----------

  End of period	                              $   286.28     $   285.12
			                               											 ==========     ==========


Ratio of operating expenses
 to average net assets	          			            				.00%           .64%

Ratio of investment income
 net to average net assets	        			         	   2.38%          4.60%

Portfolio turnover	                        							22.75%         20.57%

Number of shares outstanding
 at end of period	    								                    26,822 		      26,822





Se accountants' review report.

                                                       STUART M. FRIED, CPA

                              KALA INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1998



8.  INVESTMENT IN SECURITIES

                             													PRINCIPAL		  AMORTIZED		  MARKET
MUNICIPAL BONDS (99%)	 							            AMOUNT  	   	COST  			    VALUE

ISSUE

 Cusip # 010316BD8
Alabama Mental Health Fin Auth
DTD 7/01/95 4.750% Due 5/01/98
SPL Tax RFDG MBJA Non Callable            $165,000	    $165,000     $165,003

 Cusip # 017289Q51
Allegheny Cnty Pa Hosp Dev Auth
DTD 2/01/88 6.90% Due 7/01/98
Presbyterian Univ Hosp-Ser-L-MBIA
Book entry only Non Callable
Subj to extraordinary Rdmpt    	  				     160,000	     160,693      160,766

 Cusip # 652474BX6
Austin Tex Util Sys Rev MBIA
DTD 7/15/89 9.25% Due 11/15/01
Unrefunded balance-Comb Pr Lien
Non Callable                               235,000      272,856      271,728

 Cusip # 652473QW8
Austin Tex Util Sys Rev MBIA
DTD 4/15/86 8.00% Due 11/15/16
Comb Pr Lien                               100,000      109,760      110,441

 Cusip # 07133ABG6
Battery Pk City Auth NY Rev-RFDG
Ser B-book Entry Only
DTD 11/15/93 4.50% Due 11/01/98
Non Callable   									                   275,000	     275,643      275,880

 Cusip # 088275RS3
Bexar County Texas CTFS Oblig
Go Bond- PRFD
DTD 6/15/92 6.20% Due 6/15/12
PRFD 6/15/02 @ 100	  								              620,000	     650,777      661,019

 Cusip # 235416KN3
Dallas Texas Wtrwks & Swr Sys Rev
DTD 4/01/95 7.50% Due 4/01/03
RFDG & Impt-Non Callable     	  					      250,000      276,178      278,312

 Cusip # 235416MC5
Dallas Texas Wtrwks & Swr Sys	Rev
DTD 9/01/96 8.00% Due 10/01/01
RFDG & Impt-Callable 4/01/02 @ 101.50      150,000      167,396      167,887





See accountants' review report.

                                                        STUART M. FRIED, CPA



	                             KALA INVESTMENT CORP.
	                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1998





													                             PRINCIPAL	   AMORTIZED   	MARKET
MUNICIPAL BONDS (99%)	 							            AMOUNT  	   	COST 			     VALUE

ISSUE

 Cusip # 366119AF2
Garland Tex MBIA
DTD 3/15/97 7.125% Due 2/15/03
Book Entry Only-Non Callable      					   	205,000      224,640	     227,878

 Cusip # 396482BY6
Greenville SC Hosp Fac Rev
DTD 3/01/88 7.80% 5/01/2015
Ser A FG1C Book Entry Only-OID
Pre-refunded 5/1/98 @ 102.00       				  		250,000	     262,802      255,025

 Cusip # 45200KSU3
Illinois Health Facs Auth Rev
DTD 1/01/90 9.50% Due 11/15/19
Hinsdale Hosp C-Book Entry Only
Pre-refunded 11/15/00 @ 102.00      				  	495,000	     596,195      566,161

 Cusip # 4693638R9
Jacksonville Fla Elec Auth Rev RFDG
DTD 10/01/95 6.250% Due 10/01/98
St. John's Riv-ISS 2 Ser 6-C
OID Book Entry Only-Non Callable   	  					250,000	     252,388      252,520

 Cusip # 516823AJ0
Laredo Texas Ser A MBIA
DTD 11/01/94 8.625% Due 8/15/03
Book Entry Only-Non Callable    	  					   295,000	     342,144      351,153



See accountants' review report.
                           										-11-


                                                       STUART M. FRIED, CPA

                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                APRIL 30, 1998





                                         	PRINCIPAL   	AMORTIZED	  	MARKET
MUNICIPAL BONDS (99%)	               					AMOUNT  	    COST 			     VALUE

ISSUE

 Cusip # 57585OXD9
Massachusetts St. Health & EDL FALS
Auth Rev
Salem Hosp Ser B-Book Entry Only
Pre-refunded 7/1/99 @102
DTD 1/01/89 8.15% Due 7/01/14	  				    	 	195,000	     202,509      208,073

 Cusip # 57585GH39
Massachusetts St. Health & EDL FALS
Auth Rev
DTD 5/01/90 7.5%-Book Entry Only
Only Subj to Spec Redmpt DTD 5/01/90 7.5%
Due 7/01/10 Pre-refunded
7/01/00 @ 102.00                           130,000      143,105      141,257

 Cusip # 639557EY9
Nebo Utah School Dist FGIC
DTD 6/15/94 9.75% Due 6/15/01
Book Entry Only-Non Callable        				  	210,000      233,889      242,483

 Cusip # 649665NC6
New York New York Ser A-1
DTD 8/14/95 5.50% due 8/01/01
Book Entry Only-Escrowed to Maty-OID			     15,000	      15,176       15,522

 Cusip # 649665NF9
New York New York Ser A-1
DTD 8/14/95 5.50% Due 8/01/01
Book Entry Only-Non Callable-OID     				   85,000       86,007       87,539

 Cusip # 649650Z92
New York, New York Ser B
DTD 8/14/95 5.3% Due 8/15/00
Book Entry Only-Non Callable	    	      				50,000	      50,105       51,066

 Cusip # 626190UJ9
Muni Assit Corp for City New York NY
Ser 64
DTD 0/01/88 6.75% Due 7/01/98              100,000	     100,402 	    100,454

 Cusip # 626190WR9
New York NY Muni Assit Corp
Ser 67
DTD 9/01/88 7.10% Due 7/01/98					        	150,000	     150,660      150,772

 Cusip # 649664HM4
New York NY Ser G
DTD 1/09/96 5.10% Due 2/01/00
Book Entry Only-Non Callable-OID 						    200,000      200,332      202,830


See accountants' review report.
                           											-12-


                                                       STUART M. FRIED, CPA

                              KALA INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1998



                                         	PRINCIPAL	  	AMORTIZED	  	MARKET
MUNICIPAL BONDS (99%)	 						            	AMOUNT  	   	COST  		    	VALUE

ISSUE

 Cusip # 649667FS6
New York City 6.0 Sr '93
DTD 10/29/92 7.00% Due 10/1/14
Callable 10/1/02                           245,000      277,255      272,567

 Cusip # 649785ZZ4
New York St. 6.0 Rfdg BDS
DTD 7/15/92 7% Due 11/15/02                175,000      196,143      192,733

 Cusip # 649876EE5
New York St. Loc Gov't assist
DTD 12/1/91 7.00% Due 4/1/18
Callable 4/1/02                            110,000      123,559      122,296

 Cusip # 649706JB5
New York N Y City Mun Wtr Fin
Auth Rev Prfd 6/15/98 @ 101.50
DTD 3/28/89 7.625% Due 6/15/17	  				      230,000	     236,389	     242,556

 Cusip # 649876BB4
New York St Local Gov't Assist
DTD 2/01/91 7.00% Due 4/1/16
Callable 4/01/01                           100,000      109,948      109,240

 Cusip # 6497852Y7
New York State Crossover RFDG
DTD 7/15/92 7.50% Due 11/15/01
Book Entry Only-Non Callable   	    	     		50,000	      54,549       55,001

 Cusip #649833KS8
New York St Dorm Auth RFDG
DTD 3/01/93 4.10%  Due 7/1/98
Upstate Cmty Colleges A-OID       	  		    100,000	      99,982      100,000




See accountants' review report.
                          											-13-



                                                       STUART M. FRIED, CPA


                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                APRIL 30, 1998






                                           PRINCIPAL 	 	AMORTIZED	  	MARKET
MUNICIPAL BONDS (99%)	 				             			AMOUNT  	   	COST  		    	VALUE

ISSUE

 Cusip # 650017BM7
New York State Twy Auth Svc Contract
Rev Loc Hwy & Brdg
DTD 9/15/93 4.60% Due 4/01/99
Book Entry Only-Non Callable                150,000	  	  150,434  		 150,880

 Cusip # 649785247
New York St 6.0 Rfdg
DTD 7/15/92 7.5% Due 11/15/01               195,000      215,657     214,507

 Cusip #745144JY2
Puerto Rico Commonwealth RFDG Impt
DTD 7/01/93 4.90% Due 7/1/00
Book Entry Only-Non Callable-OID    		      200,000 	    200,177     202,656

 Cusip # 745269BY5
Puerto Rico Hsg Bk & Fin Agy RFDG
DTD 9/01/93 4.50% Due 12/01/98
Cmwlth Appr Subsidy Prepay - Singl Fam
Book Entry Only-Non Callable-OID    								135,000      135,018     135,274










See accountants' review report.
                            								-14-





                                                       STUART M. FRIED, CPA


                            KALA INVESTMENT CORP.
                        NOTES TO FINANCIAL STATEMENTS
                               APRIL 30, 1998





                                          PRINCIPAL	  	AMORTIZED	  	MARKET
MUNICIPAL BONDS (99%)	             							AMOUNT  	   	COST  			    VALUE

ISSUE

 Cusip # 796236AN7
San Antonio Tex RFDG & Gen Impt
DTD 8/01/93 8.00% Due 8/01/02
Book Entry Only- Non Callable 	         				300,000	     336,663     340,671

 Cusip # 8375592Q5
South Dakota St Hlth & Edl Fac Auth Rev
Sioux Vy Hosp MBIA
DTD 1/15/89 7.625% Due 11/01/13
Pre-refunded 11/01/98 @ 102.00           			130,000	     132,506 	   135,006
                                         ----------   ----------   ---------



Total Investment  - 93.88%				         		$6,705,000   $7,201,261   7,209,062
						                           	 						==========   ==========


Other Assets Less Liabilities - 6.2% 			     						                 	469,660
                                                 																	----------

Net Assets - 100%		 													                                 $7,678,722
 	                                            																		  ==========


Net Asset Value Per Share													                            $   286.28
                                             																			  ==========


Outstanding shares at April 30, 1998            				               			26,822
                                              																			 ==========








See accountants' review report.


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